Interests In Other Entities - Additional Information (Detail) - GBP (£)		1 Months Ended	12 Months Ended
	Jan. 01, 2018	Jul. 31, 2018	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Jan. 31, 2017
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries			100.00%
Dividends on transfer of share capital			£ 668,000,000
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries				50.00%		50.00%
Santander UK Operations Ltd [member] | Events After Reporting Period [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries	100.00%
Santander UK Technology Ltd [member] | Events After Reporting Period [member]
Disclosure of subsidiaries [line items]
Cash consideration	£ 66,000,000
Produban servicios informaticos generales SI [member] | Events After Reporting Period [member]
Disclosure of subsidiaries [line items]
Cash consideration	£ 13,000,000
Santander Equity Investments Limited [member]
Disclosure of subsidiaries [line items]
Percentage of ownership in subsidiaries	100.00%
Aggregate net asset on acquisition date	£ 9,000,000
Santander UK Group Holdings plc [member]
Disclosure of subsidiaries [line items]
Cash consideration		£ 337,000,000	£ 337,000,000
Percentage of sale of share capital in subsidiaries		100.00%	100.00%
Dividends on transfer of share capital			£ 3,546,000,000
ANTS plc [member]
Disclosure of subsidiaries [line items]
Increase (decrease) in investment property			2,512,000,000
Disposals, investment property			337,000,000		£ 2,849,000,000
Jersey and Isle of Man branches [member]
Disclosure of subsidiaries [line items]
Aggregate net asset on acquisition date			£ 0